Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
LTIP awards as a component of our executive compensation program are generally made during the first quarter of each year. The Compensation Committee generally approves these grants at its February meeting. The Compensation Committee and our Board have in the past, and may in the future, make limited off-cycle grants of equity awards on other dates for newly hired or other executives and other employees as part of compensation packages designed to recruit, retain, or reward such persons.
We do not time the grant of equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards, as the timing of awards is in accordance with the annual compensation cycle. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted equity awards on a predetermined annual schedule as described above. We did not grant any stock options to our NEOs in 2025, as grants of stock options are not a component of our executive compensation program.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
LTIP awards as a component of our executive compensation program are generally made during the first quarter of each year. The Compensation Committee generally approves these grants at its February meeting. The Compensation Committee and our Board have in the past, and may in the future, make limited off-cycle grants of equity awards on other dates for newly hired or other executives and other employees as part of compensation packages designed to recruit, retain, or reward such persons.
We do not time the grant of equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards, as the timing of awards is in accordance with the annual compensation cycle. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted equity awards on a predetermined annual schedule as described above. We did not grant any stock options to our NEOs in 2025, as grants of stock options are not a component of our executive compensation program.

MNPI Disclosure Timed for Compensation Value	false